Stock-Based Compensation and Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2013
Stock-Based Compensation and Employee Benefit Plans
Schedule of weighted-average assumptions used for options granted

	Fiscal year ended September 30, 2013	Fiscal year ended September 30, 2012	Fiscal year ended September 30, 2011
Significant assumptions:
Time based vesting
Risk-free rate(1)	.11%–4.59%	.10%–3.12%	.12%–4.5%
Expected term(2)	6.5 years	6.5 years	6.5 years
Expected volatility(3)	36%	37%	33%
Expected dividends	0.0%	0.0%	0.0%
Performance based vesting
Risk-free rate(1)	.11%–4.59%	.10%–3.12%	.12%–4.5%
Expected term(4)	4.5 years	5.6 years	6.6 years
Expected volatility(3)	37%	38%	34%
Expected dividends	0.0%	0.0%	0.0%
(1)
The risk free interest rate assumption was based on yields of U.S. Treasury securities in effect at the date of grant with terms similar to the expected term.

(2)
The expected term of the options was estimated utilizing the simplified method. We utilize the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The simplified method was used for all stock options that require only a service vesting condition.

(3)
Expected volatility was estimated based on historical volatility of peer companies over a period equivalent to the expected term. Peer companies are determined based on relevant industry and/or market capitalization.

(4)
The expected term of the options was estimated utilizing a Monte Carlo simulation model.

Summary of stock option activity

	Fiscal Year Ended September 30, 2013		Fiscal Year Ended September 30, 2012
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of period	162,951	$294	152,678	$267
Granted	19,180	$540	24,850	$442
Exercised	(730)	$267	(450)	$267
Forfeited	(8,218)	$267	(14,127)	$267

Outstanding at end of period	173,183	$323	162,951	$294

Exercisable at end of period	29,833		14,357	$267

Number of shares available for future grant	23,509

Summary of information about stock options outstanding, by range of exercise prices

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price	Intrinsic Value
$267	129,378	7.4	$267	27,243	$267	$7,437,339
$442	30,115	8.8	$442	2,590	$442	$253,820
$540	13,690	9.7	$540	—	$—	$—